                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-2464

                               MFS SERIES TRUST IX
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000

                Date of fiscal year end: April 30 and October 31*

             Date of reporting period: July 1, 2009 - June 30, 2010

* MFS Inflation-Adjusted Bond Fund, a series of the Registrant, has a fiscal year end of October 31. The fiscal year end of the remaining series of the Registrant is April 30.

ITEM 1. PROXY VOTING RECORD.

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02464
Reporting Period: 07/01/2009 - 06/30/2010
MFS Series Trust IX









================================ MFS Bond Fund =================================


MFS SERIES TRUST XIV - MFS Institutional Money Market Portfolio

Ticker:                      Security ID:  55291X109
Meeting Date: JAN 28, 2010   Meeting Type: Written Consent
Record Date:  JAN 27, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Trustee Robert E. Butler          For       For          Management
1.2   Elect Trustee  Lawrence H. Cohn, M.D.   For       For          Management
1.3   Elect Trustee Maureen R. Goldfarb       For       For          Management
1.4   Elect Trustee David H. Gunning          For       For          Management
1.5   Elect Trustee William R. Gutow          For       For          Management
1.6   Elect Trustee Michael Hegarty           For       For          Management
1.7   Elect Trustee John P. Kavanaugh         For       For          Management
1.8   Elect Trustee  Robert J. Manning        For       For          Management
1.9   Elect Trustee Robert C. Pozen           For       For          Management
1.10  Elect Trustee J. Dale Sherratt          For       For          Management
1.11  Elect Trustee Laurie J. Thomsen         For       For          Management
1.12  Elect Trustee Robert W. Uek             For       For          Management




====================== MFS Inflation - Adjusted Bond Fund ======================


MFS SERIES TRUST XIV - MFS Institutional Money Market Portfolio

Ticker:                      Security ID:  55291X109
Meeting Date: JAN 28, 2010   Meeting Type: Written Consent
Record Date:  JAN 27, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Trustee Robert E. Butler          For       For          Management
1.2   Elect Trustee  Lawrence H. Cohn, M.D.   For       For          Management
1.3   Elect Trustee Maureen R. Goldfarb       For       For          Management
1.4   Elect Trustee David H. Gunning          For       For          Management
1.5   Elect Trustee William R. Gutow          For       For          Management
1.6   Elect Trustee Michael Hegarty           For       For          Management
1.7   Elect Trustee John P. Kavanaugh         For       For          Management
1.8   Elect Trustee  Robert J. Manning        For       For          Management
1.9   Elect Trustee Robert C. Pozen           For       For          Management
1.10  Elect Trustee J. Dale Sherratt          For       For          Management
1.11  Elect Trustee Laurie J. Thomsen         For       For          Management
1.12  Elect Trustee Robert W. Uek             For       For          Management




========================== MFS Limited Maturity Fund ===========================


MFS SERIES TRUST XIV - MFS Institutional Money Market Portfolio

Ticker:                      Security ID:  55291X109
Meeting Date: JAN 28, 2010   Meeting Type: Written Consent
Record Date:  JAN 27, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Trustee Robert E. Butler          For       For          Management
1.2   Elect Trustee  Lawrence H. Cohn, M.D.   For       For          Management
1.3   Elect Trustee Maureen R. Goldfarb       For       For          Management
1.4   Elect Trustee David H. Gunning          For       For          Management
1.5   Elect Trustee William R. Gutow          For       For          Management
1.6   Elect Trustee Michael Hegarty           For       For          Management
1.7   Elect Trustee John P. Kavanaugh         For       For          Management
1.8   Elect Trustee  Robert J. Manning        For       For          Management
1.9   Elect Trustee Robert C. Pozen           For       For          Management
1.10  Elect Trustee J. Dale Sherratt          For       For          Management
1.11  Elect Trustee Laurie J. Thomsen         For       For          Management
1.12  Elect Trustee Robert W. Uek             For       For          Management




===================== MFS Municipal Limited Maturity Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============================ MFS Research Bond Fund ============================


MFS SERIES TRUST XIV - MFS Institutional Money Market Portfolio

Ticker:                      Security ID:  55291X109
Meeting Date: JAN 28, 2010   Meeting Type: Written Consent
Record Date:  JAN 27, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Trustee Robert E. Butler          For       For          Management
1.2   Elect Trustee  Lawrence H. Cohn, M.D.   For       For          Management
1.3   Elect Trustee Maureen R. Goldfarb       For       For          Management
1.4   Elect Trustee David H. Gunning          For       For          Management
1.5   Elect Trustee William R. Gutow          For       For          Management
1.6   Elect Trustee Michael Hegarty           For       For          Management
1.7   Elect Trustee John P. Kavanaugh         For       For          Management
1.8   Elect Trustee  Robert J. Manning        For       For          Management
1.9   Elect Trustee Robert C. Pozen           For       For          Management
1.10  Elect Trustee J. Dale Sherratt          For       For          Management
1.11  Elect Trustee Laurie J. Thomsen         For       For          Management
1.12  Elect Trustee Robert W. Uek             For       For          Management


--------------------------------------------------------------------------------

RESIDENTIAL ASSET MORTGAGE PRODUCTS INC. - SERIES 2005-EFC

Ticker:                      Security ID:  76112BEM8
Meeting Date: SEP 15, 2009   Meeting Type: Written Consent
Record Date:  AUG 18, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Consent On The Proposed Hamp Amendment  For       For          Management
      To Pooling And Servicingagreement As
      Described In The Material Provided




=========================== MFS Research Bond Fund J ===========================


RESIDENTIAL ASSET MORTGAGE PRODUCTS INC. - SERIES 2005-EFC

Ticker:                      Security ID:  76112BEM8
Meeting Date: SEP 15, 2009   Meeting Type: Written Consent
Record Date:  AUG 18, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Consent On The Proposed Hamp Amendment  For       For          Management
      To Pooling And Servicingagreement As
      Described In The Material Provided

========== END NPX REPORT
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IX

By (Signature and Title) MARIA F. DWYER*
                         -------------------------------------------
                         Maria F. Dwyer, Principal Executive Officer

Date: August 26, 2010


*By (Signature and Title) /s/ Susan S. Newton
                          ------------------------------------------
                          Susan S. Newton, as attorney-in-fact

* Executed by Susan S. Newton on behalf of Maria F. Dwyer pursuant to a Power of Attorney dated October 27, 2008. (1)

(1) Incorporated by reference to MFS Series Trust XIII (File Nos. 2-74959 and 811-3327) Post-Effective Amendment No. 42 filed with the SEC via EDGAR on June 25, 2009.